Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Summary of Public and private placement warrants outstanding.
Private placement warrants are liability-classified (See Note 4) and the public warrants are equity-classified. The following table summarizes the number of outstanding public warrants and private placement warrants and the corresponding exercise price as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021	Exercise Price	Expiration Date
Public warrants	5,833,323	5,833,333	$11.50	August 24, 2026
Private placement warrants	181,667	181,667	$11.50	August 24, 2026